NOTES PAYABLE, RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Payable Related Parties
NOTES PAYABLE, RELATED PARTIES

9.	NOTES PAYABLE

2021 Note

On October 1, 2021, we issued a secured, revolving promissory note in an original principal amount of up to $15 million, which was subsequently increased to $20 million, in favor of Meta (as amended to date, the “2021 Note”). The 2021 Note was fully drawn with a principal balance outstanding of $20 million, bears interest at 8% per annum, computed on the basis of a 360-day year. If an event of default has occurred and is continuing, interest on the 2021 Note may accrue at the default rate of 12% per annum.

On August 7, 2023, following the Loan Purchase, Mr. McCabe replaced Meta as the lender and secured party under the 2021 Note but the Company’s obligations under the 2021 Note remain unchanged.

On December 31, 2023, the Company and Mr. McCabe as successor in interest to Meta entered into an amendment to the 2021 Note and an amendment to the Loan Agreement extending the 2021 Note Maturity Date and the Maturity Date. An additional Amendment effective June 30, 2024 extended the maturity dates to September 30, 2024.

Loan Agreement

Additionally, we have an aggregate principal balance of $6,589,362 outstanding under the Loan Agreement with Mr. McCabe as successor-in-interest to Meta, which bears interest at a fixed rate of 8% per annum if no event of default exists, and at a fixed rate of 12% per annum if an event of default exists.

On December 31, 2023, the Company and Mr. McCabe entered an amendment to the 2022 Note extending the 2022 Note Maturity Date. An additional Amendment effective June 30, 2024 extended the maturity date to September 30, 2024.

The combined balance on the 2021 Note ($15 million) and the Loan Agreement ($6.2 million) as of June 30, 2024, was $21.22 million. As of June 30, 2024, the total accrued and unpaid interest under the 2021 Note and the Loan Agreement was $3.91 million.

December 2022 Note

In connection with the Merger, on December 22, 2022, the Company entered into an additional Note in the principal amount of up to $20 million in favor of Mr. McCabe. Mr. McCabe is the largest shareholder of the Company’s common stock and the chairman of the board of directors of the Company. As of June 30, 2024, the Company had a balance of $21.28 million and accrued and unpaid interest of $1.332 million due under the 2022 Note. An Amendment effective June 30, 2024 extended the maturity date to September 30, 2024.

As of June 30, 2024, the Company had $21.28 million in principal amount outstanding under the 2022 Note. As of June 30, 2024, the Company had $1.3 million in accrued but unpaid interest on the 2022 Note.

As of June 30, 2024, Notes Payable – related party includes balances of the 2021 Note and Loan Agreement and the December 2022 Note, as detailed above, totaling $42.50 million, and additional borrowing and adjustment to the December 2022 note during the six months ended June 30, 2024, as detailed below:

On January 23, 2024, Mr. McCabe loaned $1,000,000 to the Company, which was evidenced under a 0% Senior Unsecured Promissory Note effective as of that date (the “McCabe Note”), which provided, among other things, that the loan will be due on February 28, 2025, with the Company having the option to extend the loan by one additional year. The loan is non-interest bearing and will be payable in one balloon payment of principal on the maturity date. If the Company elects to extend the loan for one year, the loan will continue to be non-interest bearing and will be payable in one balloon payment of principal on the extended maturity date.

Imputed interest has been recorded on the -0-% note in the amount of $12,500 for the six months ended June 30, 2024.

CAPCO Note February 2024

On February 29, 2024, CAPCO Holding, Inc., a Texas corporation (“Capco”), loaned us $2,000,000 under a 12% Secured Promissory Note (the “Capco Note”), which provides, among other things, that the loan will be due in one year, with us having the option to extend the loan by one additional year. The loan will bear interest at the rate of 12% per annum and will be payable in one balloon payment of principal and interest on the maturity date. If we elect to extend the loan for one year, we must pay all accrued interest for that first year, and thereafter, the loan will bear interest at a rate that is mutually agreeable to us and Capco, which rate will not exceed 18% per annum, and will be payable in one balloon payment of principal and interest on the extended maturity date. As part of the transaction, Gregory McCabe, our Chairman and Chief Executive Officer, entered into a Stock Pledge and Security Agreement with Capco under which he pledged 250,000 of his shares of common stock of the Company to secure our obligations under the Capco Note. Further, Mr. McCabe entered into a Subordination Agreement (the “Subordination Agreement”) with Capco and us under which Mr. McCabe agreed to subordinate all of the Company’s indebtedness and obligations owed to Mr. McCabe to the Capco Note, under the terms and conditions of the Subordination Agreement. Accrued and unpaid interest as of June 30, 2024 was $80,502.

9.	NOTES PAYABLE, RELATED PARTIES

On October 1, 2021, we issued a secured, revolving promissory note in an original principal amount of up to $15 million, which was subsequently increased to $20 million, in favor of Meta (as amended to date, the “2021 Note”). The 2021 Note was fully drawn with a principal balance outstanding of $20 million, bears interest at 8% per annum, computed on the basis of a 360-day year. If an event of default has occurred and is continuing, interest on the 2021 Note may accrue at the default rate of 12% per annum.

On August 7, 2023, following the Loan Purchase, Mr. McCabe replaced Meta as the lender and secured party under the 2021 Note but the Company’s obligations under the 2021 Note remain unchanged.

On December 31, 2023, the Company and Mr. McCabe as successor in interest to Meta entered into an amendment to the 2021 Note and an amendment to the Loan Agreement extending the 2021 Note Maturity Date and the Maturity Date, respectively to March 31, 2024. An additional Amendment effective June 30, 2024 extended the maturity date to September 30, 2024.

Additionally, we have an aggregate principal balance of $6,589,362 outstanding under the Loan Agreement with Mr. McCabe as successor-in-interest to Meta, which bears interest at a fixed rate of 8% per annum if no event of default exists, and at a fixed rate of 12% per annum if an event of default exists.

On December 31, 2023, the Company and Mr. McCabe entered an amendment to the 2022 Note extending the 2022 Note Maturity Date to March 31, 2024. An additional Amendment effective June 30, 2024 extended the maturity date to September 30, 2024.

The combined balance on the 2021 Note ($15 million) and the Loan Agreement ($6.2 million) as of December 31, 2023, was $21.22 million. As of December 31, 2023, the combined total accrued and unpaid interest under the 2021 Note and the Loan Agreement was $24.28 million.

In connection with the Merger, on December 22, 2022, the Company entered into an additional Note in the principal amount of up to $20 million in favor of Mr. McCabe. Mr. McCabe is the largest shareholder of the Company’s common stock and the chairman of the board of directors of the Company. As of December 31, 2023, the Company had a balance of $20 million and accrued and unpaid interest of $815,202 due under the 2022 Note. An Amendment effective June 30, 2024 extended the maturity date to September 30, 2024.